Note 9 - Related Party Transactions and Key Management Compensation (Details Textual)		1 Months Ended		12 Months Ended
	Dec. 01, 2016 CAD ($) $ / shares shares	May 31, 2015 CAD ($)	May 31, 2015 USD ($)	Aug. 31, 2018 CAD ($)	Aug. 31, 2017 CAD ($)	Aug. 31, 2015 CAD ($)	Nov. 30, 2016 CAD ($)
Statement Line Items [Line Items]
Amounts receivable, related party transactions				$ 40,086	$ 37,247
Finance lease liabilities	$ 343,623
Equity issued, settlement of debt | shares	458,329
Weighted average share price	$ 0.63
Issue of equity, settlement of debt	288,747
Gain (loss) on settlement of debt					54,876
Current finance lease liabilities				67,819	56,631
Proceeds from issuing shares					5,589,501
Automotive and mining equipment [member]
Statement Line Items [Line Items]
Sale leaseback transaction, lease term		1	1
Sale leaseback transaction, purchase price			$ 74,848
Automotive and mining equipment [member] | Bottom of range [member]
Statement Line Items [Line Items]
Sale leaseback transaction, monthly base payments		$ 3,500
Sale leaseback transaction, interest rate		20.00%	20.00%
Automotive and mining equipment [member] | Top of range [member]
Statement Line Items [Line Items]
Sale leaseback transaction, monthly base payments		$ 8,000
Sale leaseback transaction, interest rate		30.00%	30.00%
Legal firm where company's director is a partner [Member]
Statement Line Items [Line Items]
Services received, related party transactions				0	82,455
Amounts payable, related party transactions				335,940	370,940
Companies controlled by individuals associated with the former CEO and current director [Member]
Statement Line Items [Line Items]
Services received, related party transactions				215,108	203,274
Joint ventures where entity is venturer [member]
Statement Line Items [Line Items]
Services received, related party transactions				0	172,330
Directors [Member] | Automotive and mining equipment [member]
Statement Line Items [Line Items]
Sales of property and other assets, related party transactions						$ 243,805
Former CEO and current director [Member]
Statement Line Items [Line Items]
Amounts payable, related party transactions	$ 136,519			0	0		$ 133,632
Total increase (decrease) in number of shares outstanding | shares	187,321
Shares issued, average price per share | $ / shares	$ 0.705
Proceeds from issuing shares	$ 131,998
Gain (loss) on extinguishment of borrowings					4,521
Former CEO and current director [Member] | Automotive and mining equipment [member]
Statement Line Items [Line Items]
Sales of property and other assets, related party transactions						333,700
Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Amounts payable, related party transactions				$ 863,000	$ 638,000
Key management personnel of entity or parent [member] | Automotive and mining equipment [member]
Statement Line Items [Line Items]
Sales of property and other assets, related party transactions						$ 577,505